CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 152,709	$ 126,551
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	61,672	55,582
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	30,740	26,766
Israel [Member
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	8,000	1,793
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 52,297	$ 42,410